Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Detail) $ in Thousands	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	$ 13,453	$ 24,258
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 67	$ 590
Held to Maturity Securities, Number of securities included, Less than 12 Month | security	31,000	48,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 12,484	$ 1,704
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 399	$ 79
Held to Maturity Securities, Number of securities included, 12 Month or More | security	23	1
Held to Maturity Securities, Total Fair Value	$ 25,937	$ 25,962
Securities Held to Maturity, Total Unrealized Losses	466	669
Available-for-Sale Securities, Fair Value, Less than 12 Month	129,494	259,879
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 1,253	$ 7,076
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	80	220
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 175,432	$ 6,918
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 4,793	$ 97
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	139	9
Available-for-Sale Securities, Total Fair Value	$ 304,926	$ 266,797
Available-for-Sale Securities, Total Unrealized Losses	6,046	7,173
US Government-Sponsored Enterprises (GSEs) [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	16,099	59,488
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 190	$ 2,391
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	8	23
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 55,726	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 1,524	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	21	0
Available-for-Sale Securities, Total Fair Value	$ 71,825	$ 59,488
Available-for-Sale Securities, Total Unrealized Losses	1,714	2,391
GSE Residential [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	3,316	8,177
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 21	$ 151
Held to Maturity Securities, Number of securities included, Less than 12 Month | security	4,000	7,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 5,206	$ 1,704
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 135	$ 79
Held to Maturity Securities, Number of securities included, 12 Month or More | security	5	1
Held to Maturity Securities, Total Fair Value	$ 8,522	$ 9,881
Securities Held to Maturity, Total Unrealized Losses	156	230
Available-for-Sale Securities, Fair Value, Less than 12 Month	92,180	124,011
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 769	$ 2,350
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	43	64
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 81,434	$ 6,918
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 1,782	$ 97
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	54	9
Available-for-Sale Securities, Total Fair Value	$ 173,614	$ 130,929
Available-for-Sale Securities, Total Unrealized Losses	2,551	2,447
SBAP [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	9,087	33,579
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 181	$ 729
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	7	17
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 16,510	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 608	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	8	0
Available-for-Sale Securities, Total Fair Value	$ 25,597	$ 33,579
Available-for-Sale Securities, Total Unrealized Losses	789	729
Obligations of States and Political Subdivisions [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	10,137	16,081
Held to Maturity Securities, Unrealized losses, Less than 12 Month	$ 46	$ 439
Held to Maturity Securities, Number of securities included, Less than 12 Month | security	27,000	41,000
Held to Maturity Securities, Fair Value, 12 Month or More	$ 7,278	$ 0
Held to Maturity Securities, Unrealized losses, 12 Month or More	$ 264	$ 0
Held to Maturity Securities, Number of securities included, 12 Month or More | security	18	0
Held to Maturity Securities, Total Fair Value	$ 17,415	$ 16,081
Securities Held to Maturity, Total Unrealized Losses	310	439
Available-for-Sale Securities, Fair Value, Less than 12 Month	12,128	42,801
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	$ 113	$ 1,606
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month | security	22	116
Available-for-Sale Securities, Fair Value, 12 Month or More	$ 21,762	$ 0
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	$ 879	$ 0
Available-for-Sale Securities, Number of securities included, 12 Month or More | security	56	0
Available-for-Sale Securities, Total Fair Value	$ 33,890	$ 42,801
Available-for-Sale Securities, Total Unrealized Losses	$ 992	$ 1,606